Net Income Per Common Share And Equity Per Common Share (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net Income Per Common Share And Equity Per Common Share [Abstract]
Average common shares outstanding during the period for basic computation	139,361,000	138,182,000	136,948,000
Dilutive effect of employee stock-based compensation	573,000	507,000	348,000
Average common shares outstanding during the period for diluted computation	139,934,000	138,689,000	137,296,000
Employee stock options excluded from calculations of diluted net income per share	427,452	926,300	2,024,151
Equity per common share	$ 9.89	$ 9.01